Forward Balanced Allocation Fund

Summary Prospectus  |  May 1, 2015, as amended

Ticker Symbols

Class A: AOBAX | Class C: ABAFX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.forwardinvesting.com/fund-documents. You can also get this information at no cost by calling 800-999-6809, by sending an e-mail request to prospectus@forwardfunds.com, or by contacting your financial intermediary. The Fund’s prospectus and statement of additional information, each dated May 1, 2015, along with the financial statements included in the Fund’s most recent annual report dated December 31, 2014, are incorporated by reference into this summary prospectus.

Investment Objective

The Fund seeks moderate current income and some potential capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Forward Funds. This amount may vary depending on the Forward Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C

Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.35%	0.75%
Other Expenses	0.49%	0.74%
Acquired Fund Fees and Expenses	1.18%	1.18%
Total Annual Fund Operating Expenses	2.12%	2.77%
Fee Waiver and/or Expense Reimbursement(1)	–0.10%	–0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.02%	2.67%

(1)	The Fund’s investment advisor is contractually obligated to waive its management fee until April 30, 2017. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The

Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first two years. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C

1 Year	$768	$370
3 Years	$1,182	$840
5 Years	$1,630	$1,445
10 Years	$2,867	$3,080

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C

1 Year	$768	$270
3 Years	$1,182	$840
5 Years	$1,630	$1,445
10 Years	$2,867	$3,080

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that primarily invests in other Forward Funds and certain of the related investment companies managed by subsidiaries of Salient Partners, L.P. (“Underlying Funds”). The Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide a balanced mix of current income and capital appreciation to investors with a moderate risk tolerance and a 5-10 year investment time horizon. At all times, Forward Management intends to maintain the Fund’s asset allocation to at least 40% in equity Underlying Funds and to at least 25% in fixed-income Underlying Funds. Forward Management may from time to time modify the asset allocation of the Fund in response to Forward Management’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. The asset classes in which the Underlying Funds may invest include: U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, including mortgage-related and other asset-backed securities, international fixed-income, and money market. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by securities issued by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardinvesting.com.

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Forward Balanced Allocation Fund

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular Underlying Funds according to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Forward Balanced Allocation Fund

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A and Class C shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. The performance of the indices does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

Calendar Year Total Returns—Class C

Best Quarter – September 30, 2009	12.54%
Worst Quarter – December 31, 2008	–11.43%

Average Annual Total Returns

For the period ended December 31, 2014

	1 Year	5 Years	10 Years	Since Inception
Forward Balanced Allocation Fund – Class C (Inception: 12/30/02)
Return Before Taxes	–0.72%	3.75%	2.46%	4.16%
Return After Taxes on Distributions	–1.77%	2.67%	1.54%	3.30%
Return After Taxes on Distributions and Sale of Fund Shares	–0.26%	2.55%	1.60%	3.00%
Barclays Global Aggregate GDP Weighted Index	0.77%	3.21%	3.98%	5.45%
Balanced Allocation Blended Index (50% Barclays Global Aggregate GDP Weighted Index/50% MSCI ACWI GDP Weighted Index)	0.99%	5.12%	5.70%	8.28%
MSCI ACWI GDP Weighted Index	1.08%	6.62%	6.73%	10.52%
Forward Balanced Allocation Fund – Class A (Inception: 9/29/03)
Return Before Taxes	–4.89%	3.19%	2.52%	3.61%
Barclays Global Aggregate GDP Weighted Index	0.77%	3.21%	3.98%	5.12%
Balanced Allocation Blended Index (50% Barclays Global Aggregate GDP Weighted Index/50% MSCI ACWI GDP Weighted Index)	0.99%	5.12%	5.70%	7.43%
MSCI ACWI GDP Weighted Index	1.08%	6.62%	6.73%	9.11%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class C shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Nathan J. Rowader, Senior Portfolio Manager, Paul Broughton, CFA, Assistant Portfolio Manager, and David Janec, Portfolio Manager. Mr. Rowader leads the Fund’s investment team and has managed the Fund since February 2007. Mr. Broughton has managed the Fund since February 2011. Mr. Janec has managed the Fund since May 2014.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Initial purchases of shares of the Fund cannot be made directly from Forward Funds and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor. You may make subsequent purchases or sell

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Forward Balanced Allocation Fund

(redeem) all or part of your Fund shares: (i) through a financial intermediary, (ii) directly from Forward Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

www.forwardinvesting.com    |    (800) 999-6809

SP001 082415

Printed on recycled paper

Forward Balanced Allocation Fund

Summary Prospectus  |  May 1, 2015, as amended

Ticker Symbols

Investor: ACBIX  | Institutional: ABAAX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.forwardinvesting.com/fund-documents. You can also get this information at no cost by calling 800-999-6809, by sending an e-mail request to prospectus@forwardfunds.com, or by contacting your financial intermediary. The Fund’s prospectus and statement of additional information, each dated May 1, 2015, along with the financial statements included in the Fund’s most recent annual report dated December 31, 2014, are incorporated by reference into this summary prospectus.

Investment Objective

The Fund seeks moderate current income and some potential capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.74%	0.49%
Acquired Fund Fees and Expenses	1.18%	1.18%
Total Annual Fund Operating Expenses	2.27%	1.77%
Fee Waiver and/or Expense Reimbursement(1)	–0.10%	–0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.17%	1.67%

(1)	The Fund’s investment advisor is contractually obligated to waive its management fee until April 30, 2017. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first two years. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$220	$170
3 Years	$689	$537
5 Years	$1,196	$940
10 Years	$2,586	$2,064

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that primarily invests in other Forward Funds and certain of the related investment companies managed by subsidiaries of Salient Partners, L.P. (“Underlying Funds”). The Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide a balanced mix of current income and capital appreciation to investors with a moderate risk tolerance and a 5-10 year investment time horizon. At all times, Forward Management intends to maintain the Fund’s asset allocation to at least 40% in equity Underlying Funds and to at least 25% in fixed-income Underlying Funds. Forward Management may from time to time modify the asset allocation of the Fund in response to Forward Management’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. The asset classes in which the Underlying Funds may invest include: U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, including mortgage-related and other asset-backed securities, international fixed-income, and money market. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by securities issued by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardinvesting.com.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular Underlying Funds according to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

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Forward Balanced Allocation Fund

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. The performance of the indices does not reflect deductions for fees, expenses or taxes. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with

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Forward Balanced Allocation Fund

all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

Calendar Year Total Returns—Institutional Class

Best Quarter – September 30, 2009	12.79%
Worst Quarter – December 31, 2008	–11.16%

Average Annual Total Returns

For the period ended December 31, 2014

	1 Year	5 Years	10 Years	Since Inception
Forward Balanced Allocation Fund – Institutional Class (Inception: 12/27/00)
Return Before Taxes	1.21%	4.79%	3.49%	3.47%
Return After Taxes on Distributions	–0.19%	3.34%	2.21%	2.26%
Return After Taxes on Distributions and Sale of Fund Shares	0.88%	3.22%	2.26%	2.26%
Forward Balanced Allocation Fund – Investor Class (Inception: 12/27/00)
Return Before Taxes	0.69%	4.26%	2.98%	2.96%
Barclays Global Aggregate GDP Weighted Index	0.77%	3.21%	3.98%	5.68%
Balanced Allocation Blended Index (50% Barclays Global Aggregate GDP Weighted Index/50% MSCI ACWI GDP Weighted Index)	0.99%	5.12%	5.70%	6.36%
MSCI ACWI GDP Weighted Index	1.08%	6.62%	6.73%	6.30%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Nathan J. Rowader, Senior Portfolio Manager, Paul Broughton, CFA, Assistant Portfolio Manager, and David Janec, Portfolio Manager. Mr. Rowader leads the Fund’s investment team and has managed the Fund since February 2007. Mr. Broughton has managed the Fund since February 2011. Mr. Janec has managed the Fund since May 2014.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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